Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.96%
Aerospace & Defense–0.71%
Howmet Aerospace, Inc.(b)	1,684,086	$55,271,703
Apparel Retail–1.48%
Burlington Stores, Inc.(b)	342,108	114,537,758
Application Software–9.84%
Avalara, Inc.(b)(c)	628,099	104,999,310
Bill.com Holdings, Inc.(b)(c)	320,966	66,382,188
DocuSign, Inc.(b)	396,581	118,197,001
Five9, Inc.(b)(c)	536,490	107,990,072
HubSpot, Inc.(b)	294,728	175,663,783
Synopsys, Inc.(b)	658,574	189,662,726
		762,895,080
Asset Management & Custody Banks–1.55%
KKR & Co., Inc., Class A	1,889,677	120,485,806
Auto Parts & Equipment–1.61%
Aptiv PLC(b)	747,998	124,803,466
Automotive Retail–1.93%
Carvana Co.(b)(c)	165,573	55,890,822
Lithia Motors, Inc., Class A	248,711	93,818,763
		149,709,585
Biotechnology–1.33%
Alnylam Pharmaceuticals, Inc.(b)	291,430	52,148,484
Natera, Inc.(b)(c)	445,299	50,995,642
		103,144,126
Building Products–3.35%
Advanced Drainage Systems, Inc.	495,627	60,511,101
Trane Technologies PLC	535,461	109,025,214
Trex Co., Inc.(b)(c)	926,110	89,925,281
		259,461,596
Casinos & Gaming–0.75%
Boyd Gaming Corp.	1,021,279	58,212,903
Communications Equipment–1.33%
Motorola Solutions, Inc.	462,371	103,534,114
Construction Machinery & Heavy Trucks–0.64%
Oshkosh Corp.	414,688	49,575,950
Construction Materials–0.57%
Eagle Materials, Inc.	310,997	43,950,096
Copper–0.55%
Freeport-McMoRan, Inc.	1,121,225	42,718,673
Data Processing & Outsourced Services–0.46%
Marqeta, Inc., Class A(b)(c)	1,332,341	35,746,709
Diversified Chemicals–0.80%
Eastman Chemical Co.	549,492	61,938,738
Diversified Support Services–0.75%
Copart, Inc.(b)	398,409	58,566,123
Shares		Value
Electrical Components & Equipment–3.85%
AMETEK, Inc.	927,320	$128,943,846
Generac Holdings, Inc.(b)	403,840	169,354,342
		298,298,188
Electronic Equipment & Instruments–3.80%
Trimble, Inc.(b)	1,639,420	140,170,410
Zebra Technologies Corp., Class A(b)	279,706	154,531,971
		294,702,381
Environmental & Facilities Services–0.49%
Waste Connections, Inc.	302,209	38,286,858
Financial Exchanges & Data–2.22%
MSCI, Inc.	289,268	172,392,157
Footwear–0.26%
Deckers Outdoor Corp.(b)	48,413	19,890,481
Health Care Equipment–4.37%
IDEXX Laboratories, Inc.(b)	279,383	189,569,747
Insulet Corp.(b)	233,176	65,216,996
Masimo Corp.(b)(c)	308,221	83,956,318
		338,743,061
Health Care Facilities–0.71%
Tenet Healthcare Corp.(b)	763,234	54,830,731
Health Care Services–1.24%
Amedisys, Inc.(b)	208,648	54,377,842
Guardant Health, Inc.(b)(c)	384,270	42,192,846
		96,570,688
Health Care Supplies–3.51%
Align Technology, Inc.(b)	166,165	115,617,607
West Pharmaceutical Services, Inc.	379,944	156,434,343
		272,051,950
Health Care Technology–1.55%
Veeva Systems, Inc., Class A(b)	361,252	120,192,153
Home Improvement Retail–1.69%
Floor & Decor Holdings, Inc., Class A(b)	1,075,592	131,232,980
Homefurnishing Retail–1.17%
RH(b)(c)	137,072	91,026,774
Hotels, Resorts & Cruise Lines–0.89%
Hilton Worldwide Holdings, Inc.(b)	525,353	69,057,652
Industrial Machinery–3.80%
Chart Industries, Inc.(b)(c)	262,836	40,857,856
IDEX Corp.	448,810	101,740,739
ITT, Inc.	913,447	89,435,596
Middleby Corp. (The)(b)(c)	326,753	62,569,932
		294,604,123
Interactive Media & Services–0.49%
Zillow Group, Inc., Class C(b)(c)	355,005	37,722,831

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Internet & Direct Marketing Retail–1.34%
Chewy, Inc., Class A(b)(c)	1,244,383	$104,154,857
Internet Services & Infrastructure–2.71%
MongoDB, Inc.(b)(c)	270,064	96,931,371
Twilio, Inc., Class A(b)	302,869	113,148,830
		210,080,201
Investment Banking & Brokerage–0.37%
LPL Financial Holdings, Inc.	201,453	28,412,931
IT Consulting & Other Services–4.25%
EPAM Systems, Inc.(b)	293,044	164,046,032
Gartner, Inc.(b)	226,455	59,949,432
Globant S.A.(b)	440,720	105,402,595
		329,398,059
Leisure Facilities–0.67%
Vail Resorts, Inc.(b)(c)	170,401	52,006,385
Life Sciences Tools & Services–6.01%
Bio-Rad Laboratories, Inc., Class A(b)	75,192	55,605,236
Charles River Laboratories International, Inc.(b)	393,100	159,960,252
Maravai LifeSciences Holdings, Inc., Class A(b)	1,248,672	54,904,108
Mettler-Toledo International, Inc.(b)	65,181	96,057,891
Repligen Corp.(b)	405,816	99,708,991
		466,236,478
Movies & Entertainment–0.98%
Roku, Inc.(b)	176,783	75,717,927
Office REITs–0.69%
Alexandria Real Estate Equities, Inc.	266,388	53,634,560
Packaged Foods & Meats–0.39%
Freshpet, Inc.(b)	206,031	30,173,240
Paper Packaging–1.47%
Avery Dennison Corp.	541,607	114,105,763
Pharmaceuticals–1.53%
Catalent, Inc.(b)(c)	990,553	118,678,155
Real Estate Services–0.54%
Jones Lang LaSalle, Inc.(b)	189,643	42,208,843
Regional Banks–2.78%
First Republic Bank	634,048	123,652,041
SVB Financial Group(b)	167,841	92,305,836
		215,957,877
Restaurants–1.32%
Chipotle Mexican Grill, Inc.(b)	34,410	64,120,970
Texas Roadhouse, Inc.(c)	417,698	38,499,225
		102,620,195
Semiconductor Equipment–3.93%
Enphase Energy, Inc.(b)	320,865	60,836,004
Shares		Value
Semiconductor Equipment–(continued)
Entegris, Inc.	1,145,821	$138,231,846
KLA Corp.	191,827	66,786,488
Teradyne, Inc.(c)	308,796	39,217,092
		305,071,430
Semiconductors–3.53%
Marvell Technology, Inc.(c)	1,042,303	63,069,754
Monolithic Power Systems, Inc.(c)	469,115	210,754,605
		273,824,359
Specialty Stores–2.02%
Five Below, Inc.(b)	528,197	102,692,060
Tractor Supply Co.	297,232	53,778,186
		156,470,246
Systems Software–2.32%
Crowdstrike Holdings, Inc., Class A(b)	474,766	120,405,405
Zscaler, Inc.(b)(c)	252,671	59,607,616
		180,013,021
Trading Companies & Distributors–0.64%
SiteOne Landscape Supply, Inc.(b)	286,108	50,005,956
Trucking–1.78%
Old Dominion Freight Line, Inc.	514,052	138,357,096
Total Common Stocks & Other Equity Interests (Cost $5,090,595,816)		7,521,283,013
Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	55,758,210	55,758,210
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	60,536,931	60,561,145
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	63,723,669	63,723,669
Total Money Market Funds (Cost $180,042,632)		180,043,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $5,270,638,448)		7,701,326,037
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.39%
Invesco Private Government Fund, 0.02%(d)(e)(f)	101,928,474	101,928,474
Invesco Private Prime Fund, 0.12%(d)(e)(f)	238,242,766	238,338,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $340,266,537)		340,266,539
TOTAL INVESTMENTS IN SECURITIES–103.67% (Cost $5,610,904,985)		8,041,592,576
OTHER ASSETS LESS LIABILITIES—(3.67)%		(285,018,430)
NET ASSETS–100.00%		$7,756,574,146
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,167,662	$725,995,297	$(678,404,749)	$-	$-	$55,758,210	$5,516
Invesco Liquid Assets Portfolio, Institutional Class	30,982,189	514,155,103	(484,574,822)	3,480	(4,805)	60,561,145	-
Invesco Treasury Portfolio, Institutional Class	9,334,472	829,708,911	(775,319,714)	-	-	63,723,669	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	283,117,602	(181,189,128)	-	-	101,928,474	2,599*
Invesco Private Prime Fund	-	583,691,394	(345,353,331)	2	-	238,338,065	41,120*
Total	$48,484,323	$2,936,668,307	$(2,464,841,744)	$3,482	$(4,805)	$520,309,563	$49,235

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,521,283,013	$—	$—	$7,521,283,013
Money Market Funds	180,043,024	340,266,539	—	520,309,563
Total Investments	$7,701,326,037	$340,266,539	$—	$8,041,592,576
Invesco Discovery Mid Cap Growth Fund